First Trust NASDAQ Technology Dividend Index Fund Investment Strategy - First Trust NASDAQ Technology Dividend Index Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and was developed by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity. According to the Index Provider, the Index is designed to measure the performance of up to 100 technology and telecommunications companies that pay regular or common dividends. To be selected for the Index, a company must be classified under the technology industry or telecommunications industry as defined by the Industry Classification Benchmark and meet the minimum size, liquidity, listing and seasoning requirements of the index. The Index may include common stock, ordinary shares and depositary receipts. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. The Fund may invest in companies with various market capitalizations and companies located in emerging markets. According to the Index Provider, a security must have paid a regular or common dividend within the past 12 months, must not have had a decrease in common dividends per share paid within the past 12 months and must have a dividend yield of at least 0.5% to be eligible for inclusion in the Index. From the eligible securities, the 100 securities with the highest dividend paid per share over the previous 12 months are included in the Index. The Index employs a modified dividend value-weighted methodology in which securities' initial weights are determined by dividing each Index security’s trailing 12-month dividend value by the sum of all Index securities’ trailing 12-month dividend values. The dividend value is calculated by multiplying dividends paid within the past 12 months by the current shares outstanding. Initial Index weights are then adjusted separately by sector where technology companies are given a collective weight of 80% and telecommunication companies are given a collective weight of 20%. The Index weighting methodology includes caps to prevent high concentrations of any stock. The Index is reconstituted semi-annually and rebalanced quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was comprised of 92 securities. As of December 31, 2025, the Fund had significant investments in information technology companies, although this may change from time to time. The Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 31, 2025, the Index was comprised of 92 securities. As of December 31, 2025, the Fund had significant investments in information technology companies, although this may change from time to time.